Goodwill and Dispositions (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Goodwill Balance by Segment and Corporate and Other Activities

The following is a summary of our goodwill balance by segment and Corporate and Other activities as of the dates indicated:

(Amounts in millions)	U.S. Life Insurance	International Mortgage Insurance	U.S. Mortgage Insurance	International Protection	Runoff	Corporate and Other	Total
Balance as of December 31, 2010:
Gross goodwill	$1,034	$19	$22	$93	$112	$29	$1,309
Accumulated impairment losses	(185)	—	(22)	—	(70)	—	(277)

Goodwill	849	19	—	93	42	29	1,032

Impairment losses	—	—	—	—	—	(29)	(29)
Dispositions (1)	—	—	—	—	(42)	—	(42)
Foreign exchange translation	—	—	—	(3)	—	—	(3)

Balance as of December 31, 2011:
Gross goodwill	1,034	19	22	90	70	29	1,264
Accumulated impairment losses	(185)	—	(22)	—	(70)	(29)	(306)

Goodwill	849	19	—	90	—	—	958

Impairment losses	—	—	—	(89)	—	—	(89)
Foreign exchange translation	—	—	—	(1)	—	—	(1)

Balance as of December 31, 2012:
Gross goodwill	1,034	19	22	89	70	29	1,263
Accumulated impairment losses	(185)	—	(22)	(89)	(70)	(29)	(395)

Goodwill	$849	$19	$—	$—	$—	$—	$868

(1)	Relates to the sale of our Medicare supplement insurance business in 2011.